Submission	Mar. 02, 2026
Submission [Line Items]
Central Index Key	0000835403
Registrant Name	DIAGEO PLC
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A